Leases (Details) - Schedule of Maturities of Lease Liabilities	Jun. 30, 2023 USD ($)
Schedule Of Maturities Of Lease Liabilities Abstract
2023	$ 220,745
2024	66,374
2025	208,169
2026	268,483
2027	290,968
2028 onward	2,476,008
Total lease payments	3,530,747
Total present value discount	(2,013,808)
Operating lease liabilities	$ 1,516,939